Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events

8.

Subsequent events

(a)

On March 1, 2013, the Company entered into a consulting agreement whereby the Company will pay the consultant Cdn$30,000 per month and reimbursements for reasonable expenses incurred for general, administrative, and office services provided. The agreement will remain in effect from month to month unless amended in writing by both parties or terminated by written notice from either party.

(b)

On March 1, 2013, the Company entered into a consulting agreement whereby the Company will pay the consultant $5,643 (6,000,000 Korean Won) per month for professional consulting services provided for a period of one year.